Expense Example - Class A C Shares - Alger Responsible Investing Fund - AC	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	656	933	1,231	2,074	314	661	1,134	2,441